Share-based Compensation - Non-vested Restricted Shares - Additional Information (Details)					12 Months Ended
	Sep. 20, 2017 shares	Aug. 25, 2016 Installment shares	Jul. 15, 2016 Installment shares	Aug. 10, 2015 Installment shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	May 31, 2017 shares	Mar. 31, 2017 shares	Apr. 03, 2014 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested restricted shares					1,112,001	693,333
Non-Vested Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted		75,000	58,333	166,667
Restricted period of sale or transfer of shares				3 years
Share repurchase right termination period		3 years	3 years	3 years
Number of installments for repurchase right termination | Installment		36	36	36
Description of repurchase right termination						The Repurchase Right terminates over the three years commencing August 10, 2015, July 15, 2016 and August 25, 2016 in 36 equal monthly instalments thereafter, or immediately prior to the consummation of an IPO of the Company.
Unrecognized share-based compensation | $					$ 14,386,103			$ 2,421,288			$ 840,000
Compensation expense | $					$ 2,826,584	$ 5,179,173	$ 1,400,545
Non-Vested Restricted Shares | CEO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested restricted shares									2,100,000	2,100,000
Non-Vested Restricted Shares | Independent Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	50,000				62,500
Non-Vested Restricted Shares | Independent Directors | Each yearly anniversary from the date of the agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage	33.33%
Non-Vested Restricted Shares | Management and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted					694,500
Non-Vested Restricted Shares | Management and Employees | Each yearly anniversary from the date of the agreement
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage					20.00%
Non-Vested Restricted Shares | Individual Advisors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested restricted shares								134,516